May 17, 2011
Securities and Exchange Commission
100 F Street NE
Washington, DC 20549

Re:	Allianz Global Investors Managed Accounts Trust (Reg. 333-92415) (811-09721)
Fixed Income Shares: Series H (the “Fund”)
Ladies and Gentlemen:
We are filing the referenced amendment pursuant to Rule 497(e) under the Securities Act of 1933, as amended, to submit an exhibit in interactive data form with revised risk/return summary information from the supplement for the Fund dated May 2, 2011 (Accession no. 0000 950123-11-043049).
Any comments or questions on this filing should be directed to Debra Rubano at (212) 739-3228.
Very truly yours,
Debra Rubano, Esq.
cc: Ropes & Gray LLP
Allianz Global Investors of America L.P.
1345 Avenue of the Americas
New York, NY 10105
212.739.3000